Annual Fund Operating Expenses (Vanguard Health Care Fund Retail)	Vanguard Health Care Fund Vanguard Health Care Fund - Investor Shares 2/1/2014 - 1/31/2015	Vanguard Health Care Fund Vanguard Health Care Fund - Admiral Shares 2/1/2014 - 1/31/2015
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.32%	0.28%
12b-1 Distribution Fee	none	none
Other Expenses	0.02%	0.01%
Total Annual Fund Operating Expenses	0.34%	0.29%